DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION Fair Value Disclosure (Details) (USD $)	Mar. 27, 2015		Dec. 26, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 827,755,000		$ 785,599,000
Revolving Credit Facility [Member] | ABL Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	197,000,000		74,000,000
Secured Debt [Member] | Term Loan Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	345,755,000	[1]	346,599,000	[1]
Unamortized original issue discount	700,000		800,000
Senior Notes [Member] | HoldCo Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	285,000,000		365,000,000
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member] | Term Loan Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	343,901,000		333,480,000
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member] | HoldCo Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	299,250,000		379,600,000
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member] | Line of Credit [Member] | ABL Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	$ 197,901,000		$ 74,370,000

[1]	he Term Loan Facility included an unamortized original issue discount of $0.7 million and $0.8 million as of March 27, 2015 and December 26, 2014, respectively.